Employee Benefit Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
Employee benefit expenses

7. Employee benefit expenses

Employee benefit expenses (including Directors) comprise:

	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Wages and salaries	132,742	71,219	10,913
Employer’s national insurance	13,990	7,772	2,092
Short-term non-monetary benefits	1,114	430	416
Defined contribution pension cost	6,387	3,408	871
Share-based payment expenses	44,496	43,871	3,759
	198,729	126,700	18,051